Share capital (Tables)	9 Months Ended
Sep. 30, 2019
Share Capital Tables Abstract
Weighted average exercise price, and the weighted average remaining contractual life

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2018	5,740,000	$1.76	6.37
Expired / Cancelled	(10,000)	3.43	-
Granted	360,000	2.08	9.51
Outstanding, September 30, 2019	6,090,000	$1.78	5.86
Options exercisable	6,090,000	$1.78	5.86

Stock and stock option-based compensation expense

	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2019	2018	2019	2018
Stock options and stock compensation granted in:
2015	545,602	828,876	1,832,425	2,749,645
2018	–	341,821	13,038	341,821
2019	–	–	680,290	–

Total stock-based compensation expense recognized	$545,602	$1,170,697	$2,525,753	$3,091,466

Stock-based compensation expense

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Stock-based compensation pertaining to general and administrative	$272,801	$728,438	$1,596,502	$1,688,822
Stock-based compensation pertaining to research and development	272,801	442,259	929,251	1,402,644
Total	$545,602	$1,170,697	$2,525,753	$3,091,466